Income tax (Tables)	12 Months Ended
Mar. 31, 2015
Income tax
Schedule of Income before Income Tax Expense

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

The PRC	260,462	316,933	284,288	45,860
Non-PRC	(102,277)	(126,009)	(129,168)	(20,836)

Income before income tax expense	158,185	190,924	155,120	25,024

Schedule of Income Tax (Benefit) Expense

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Current tax expense	38,737	50,000	48,239	7,782
Deferred tax benefit	(194)	8,398	(912)	(147)
Total income tax expense	38,543	58,398	47,327	7,635

Schedule of the Reconciliation between the Statutory rate and the Effective tax rate

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Income before income tax expense	158,185	190,924	155,120	25,024

Computed “expected” tax expense	39,546	47,731	38,780	6,256
Non-PRC entities not subject to income tax	25,569	31,502	32,292	5,209
PRC dividend withholding tax	—	9,887	5,200	839
Non-taxable income	—	(1,874)	—	—
Tax rate differential, preferential tax	(26,015)	(29,011)	(29,663)	(4,785)
Others	(557)	163	718	116

Actual income tax expense	38,543	58,398	47,327	7,635

Schedule of Deferred Tax Assets and Liabilities

	March 31,
	2014	2015	2015
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	6,812	9,975	1,609
Non-current accounts receivable	6,406	8,871	1,431
Inventories	2,293	2,278	367
Others	1,226	678	109

Net deferred tax assets	16,737	21,802	3,516

Deferred tax liabilities:
Deferred revenue	(96)	(86)	(14)
Property, plant and equipment	(4,988)	(5,107)	(823)
PRC dividend withholding tax	(3,900)	(9,100)	(1,468)
Intangible assets	(30,138)	(28,982)	(4,675)

Deferred tax liabilities	(39,122)	(43,275)	(6,980)

Net deferred tax liabilities	(22,385)	(21,473)	(3,464)

Classification on consolidated balance sheets:
Current deferred tax assets	7,664	10,270	1,657
Current deferred tax liabilities	(3,900)	(9,100)	(1,468)
Non-current deferred tax assets	1,789	2,618	422
Non-current deferred tax liabilities	(27,938)	(25,261)	(4,075)

Net deferred tax liabilities	(22,385)	(21,473)	(3,464)